LEASES (Schedule of maturities of operating lease liabilities) (Details) $ in Thousands	Mar. 31, 2024 EUR (€)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)
Lessee, Lease, Description [Line Items]
2024 | $		$ 794		$ 900
2025 | $		766		460
2026 | $		678		374
2027 | $		505		192
2028 | $		322
Thereafter | $		28
Total future lease payments | $		3,093		1,926
Less: imputed interest | $		(473)		(185)
Total lease liabilities | $		2,620		1,741
Less: current lease liabilities | $		(803)		(799)		$ (1,116)
Total non-current lease liabilities | $		$ 1,817		$ 942		$ 1,561
TruHC Pharma GmbH [Member]
Lessee, Lease, Description [Line Items]
2024 | €	€ 79,030		€ 105,373
2025 | €	105,373		105,373
2026 | €	105,373		105,373
2027 | €	105,373		105,373
2028 | €	105,373		105,373
Thereafter | €	140,497		140,497
Total future lease payments | €	641,019		667,362
Less: imputed interest | €	(145,612)		(156,698)
Total lease liabilities | €	495,407		510,664
Less: current lease liabilities | €	(64,477)		(63,083)		€ (57,805)
Total non-current lease liabilities | €	€ 430,930		€ 447,581		€ 510,664